Interest and UF Indexation Revenue and Expenses - Schedule of Interest Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Income [Line Items]
Interest revenue	$ 3,771,059	$ 4,044,665	$ 4,466,881
Interest expenses	(1,608,304)	(2,123,873)	(2,200,752)
Total net interest income	2,162,755	1,920,792	2,266,129
Interest [Member]
Schedule of Interest Income [Line Items]
Interest revenue	2,940,397	3,211,883	2,344,384
Interest expenses	(1,138,312)	(1,634,708)	(1,040,914)
Total net interest income	1,802,085	1,577,175	1,303,470
UF indexation [Member]
Schedule of Interest Income [Line Items]
Interest revenue	830,662	832,782	2,122,497
Interest expenses	(469,992)	(489,165)	(1,159,838)
Total net interest income	$ 360,670	$ 343,617	$ 962,659